Amortized Cost and Fair Value of Available-for-Sale Securities and Held-to-Maturity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale, Amortized Cost
Under 1 year	$ 3,000
One to five years	42,250
Over ten years	78,083
Totals	123,333	$ 45,249
Available-for-sale, Fair Value
Under 1 year	2,992
One to five years	41,758
Over ten years	79,241
Totals	$ 123,991	$ 44,959